UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management

October 31, 2013 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--48.5%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
12/17/13	0.11	30,000,000		29,995,783
1/23/14	0.25	200,000,000	a	199,995,464
1/24/14	0.05	50,000,000		49,994,167
2/18/14	0.05	150,000,000		149,977,292
Federal Home Loan Bank:
11/1/13	0.13	50,000,000	a	50,001,665
11/1/13	0.13	72,175,000	a	72,175,414
11/1/13	0.13	500,000,000	a	500,000,000
11/1/13	0.21	669,000,000	a	668,993,619
11/19/13	0.10	84,000,000		83,995,800
11/27/13	0.17	49,415,000		49,422,231
12/4/13	0.02	93,568,000		93,566,284
12/5/13	0.11	100,000,000		99,998,665
12/6/13	0.11	145,000,000		144,998,308
12/13/13	0.17	40,435,000		40,571,908
12/18/13	0.03	507,000,000		506,983,452
12/20/13	0.05	200,000,000		199,987,750
12/24/13	0.05	250,000,000		249,983,437
12/27/13	0.11	63,550,000		63,624,245
1/2/14	0.02	200,000,000		199,993,111
1/22/14	0.12	175,000,000		174,996,101
1/27/14	0.04	650,000,000		649,937,167
2/10/14	0.13	100,000,000		99,996,473
2/12/14	0.10	300,000,000		299,914,166
2/14/14	0.10	100,000,000		99,970,833
2/26/14	0.05	270,000,000		269,956,125
3/7/14	0.08	486,200,000		486,061,936
3/12/14	0.06	150,000,000		149,967,250
3/21/14	0.12	100,000,000		100,018,833
4/16/14	0.14	40,000,000		39,997,804
Federal Home Loan Mortgage Corp.:
11/19/13	0.18	23,700,000	b	23,751,209
11/27/13	0.16	148,464,000	b	148,486,219
1/21/14	0.09	145,628,000	b	145,600,149
1/27/14	0.09	100,000,000	b	99,978,250
2/26/14	0.12	250,000,000	b	249,902,500
2/27/14	0.12	250,000,000	b	249,901,667
3/13/14	0.12	100,000,000	b	99,956,000
Federal National Mortgage Association:
11/18/13	0.09	600,000,000	b	599,974,500
12/2/13	0.09	300,000,000	b	299,976,750
12/18/13	0.16	205,041,000	b	205,194,911
Total U.S. Government Agencies

(cost $7,947,797,438)			7,947,797,438

U.S. Treasury Bills--4.6%
11/7/13	0.01	250,000,000	249,999,583
12/26/13	0.01	200,000,000	199,998,472
2/6/14	0.08	300,000,000	299,939,375
Total U.S. Treasury Bills
(cost $749,937,430)			749,937,430

U.S. Treasury Notes--12.6%
11/15/13	0.13	205,000,000	205,028,916
11/30/13	0.09	328,000,000	328,524,941
11/30/13	0.15	323,000,000	323,024,897
2/15/14	0.10	500,000,000	505,669,042
3/15/14	0.09	250,000,000	251,066,812
7/31/14	0.13	200,000,000	199,982,567
9/30/14	0.17	250,000,000	255,040,584
Total U.S. Treasury Notes
(cost $2,068,337,759)			2,068,337,759

Repurchase Agreements--35.8%
Bank of Nova Scotia
dated 10/31/13, due 11/1/13 in the amount of
$830,002,075 (fully collateralized by $60,257,000
Federal Farm Credit Bank, 0.20%-3.02%, due
9/12/16-9/20/27, value $58,212,362, $162,750,000
Federal Home Loan Bank, 0.60%-5.40%, due
7/15/14-6/18/27, value $156,350,927, $23,415,000
Federal Home Loan Mortgage Corp., 0.50%-0.75%, due
11/25/14-11/27/15, value $23,561,202, $359,930,000
Federal National Mortgage Association, 0%-2.35%, due
1/2/14-4/28/28, value $335,757,821, $20,406,200 U.S.
Treasury Bills, due 11/7/13-10/16/14, value $20,400,115,
$49,249,600 U.S. Treasury Bonds, 2.75%-11.25%, due
2/15/15-8/15/43, value $54,383,347 and $190,285,600
U.S. Treasury Notes, 0.13%-5.13%, due 11/15/13-
8/15/23, value $197,934,253)	0.09	830,000,000	830,000,000
BNP Paribas
dated 10/31/13, due 11/1/13 in the amount of
$240,000,533 (fully collateralized by $241,748,700
U.S. Treasury Notes, 0.63%-3.13%, due 11/30/15-5/15/19,
value $244,800,077)	0.08	240,000,000	240,000,000
Citigroup Global Markets Holdings Inc.
dated 10/31/13, due 11/1/13 in the amount of
$120,000,300 (fully collateralized by $12,465,000
Federal Agricultural Mortgage Corp., 0.29%-5.13%, due
2/4/14-4/19/17, value $13,254,062, $27,611,000
Federal Farm Credit Bank, 1.80%, due 1/15/21, value
$26,593,259, $42,940,000 Federal Home Loan Bank,
1%-5.50%, due 6/20/22-4/10/28, value $29,574,479,
$640,000 Federal Home Loan Mortgage Corp., 0.63%-
1.62%, due 12/23/13-11/21/19, value $636,787,
$28,000 Federal National Mortgage Association, 0.50%,
due 3/30/16, value $28,016, $12,856,000 Financing

Corp., 0%, due 4/6/18, value $12,017,403, $17,406,000
Resolution Funding Corp., 0%, due 1/15/17-4/15/30, value
$15,148,291, $17,775,000 Tennessee Valley Authority,
3.50%-6.25%, due 6/15/15-4/1/56, value $18,164,561 and
$6,404,000 U.S. Treasury Notes, 3.13%, due 5/15/21,
value $6,983,211)	0.09	120,000,000	120,000,000
Credit Agricole CIB
dated 10/31/13, due 11/1/13 in the amount of
$600,001,500 (fully collateralized by $611,684,550
U.S. Treasury Notes, 0.38%-1.25%, due
4/15/15-10/31/18, value $612,000,054)	0.09	600,000,000	600,000,000
Deutsche Bank Securities Inc.
dated 10/31/13, due 11/1/13 in the amount of
$325,000,903 (fully collateralized by $79,282,900
U.S. Treasury Inflation Protected Securities, 2%, due
1/15/14, value $101,089,918, $146,766,700 U.S.
Treasury Notes, 2.13%-4.13%, due 5/15/15-8/15/21,
value $148,494,385 and $225,000,000 U.S. Treasury
Strips, due 5/15/40, value $81,915,750)	0.10	325,000,000	325,000,000
Deutsche Bank Securities Inc.
dated 10/31/13, due 11/1/13 in the amount of
$155,000,474 (fully collateralized by $8,952,000
Federal Farm Credit Bank, 0.50%, due 6/23/15, value
$8,997,814, $38,660,000 Federal Home Loan Bank,
1.25%-5.38%, due 12/12/14-8/8/35, value $38,510,798,
$84,351,000 Federal Home Loan Mortgage Corp.,
0%-5.63%, due 1/7/14-11/23/35, value $62,388,310,
$19,337,000 Federal National Mortgage Association,
0%-4.63%, due 10/15/14-8/7/28, value $16,905,081,
$3,816,000 Resolution Funding Corp., 0%, due 4/15/15-1/15/21,
value $3,786,562, $15,434,000 U.S. Treasury Bonds, 5.50%,
due 8/15/28, value $20,089,884, $7,197,100 U.S. Treasury
Notes, 2%, due 11/30/13, value $7,268,212 and $320,551
U.S. Treasury Strips, due 11/15/33, value $153,339)	0.11	155,000,000	155,000,000
HSBC USA Inc.
dated 10/31/13, due 11/1/13 in the amount of
$645,001,433 (fully collateralized by $621,305,800
U.S. Treasury Notes, 0.25%-3.63%, due
10/31/14-2/15/21, value $657,902,918)	0.08	645,000,000	645,000,000
HSBC USA Inc.
dated 10/31/13, due 11/1/13 in the amount of
$715,001,788 (fully collateralized by $153,135,000
Federal Home Loan Bank, 0.13%-2.88%, due
10/10/14-9/11/20, value $154,263,652, $298,869,000
Federal Home Loan Mortgage Corp., 0.55%-1.38%, due
2/25/14-1/12/18, value $299,131,143 and $276,916,000
Federal National Mortgage Association, 0.42%-1.20%,
due 6/5/15-2/28/18, value $275,908,395)	0.09	715,000,000	715,000,000
JPMorgan Chase & Co.
dated 10/31/13, due 11/1/13 in the amount of
$150,000,458 (fully collateralized by $218,137,265
Federal National Mortgage Association, 0%, due
7/25/42-10/25/43, value $153,000,907)	0.11	150,000,000	150,000,000
RBC Capital Markets
dated 10/31/13, due 11/1/13 in the amount of
$500,000,972 (fully collateralized by $2,034,000 U.S.
Treasury Bills, due 1/2/14-4/24/14, value $2,033,444,

$48,800,000 U.S. Treasury Bonds, 4.50%, due 8/15/39,
value $57,387,617 and $454,762,700 U.S. Treasury
Notes, 0.25%-2%, due 3/31/14-2/15/23, value
$450,578,951)	0.07	500,000,000	500,000,000
RBC Capital Markets
dated 10/31/13, due 11/1/13 in the amount of
$330,000,733 (fully collateralized by$98,000 Federal
Agricultural Mortgage Corp., 1.25%, due 12/6/13,
value $98,593, $29,551,000 Federal Farm Credit Bank,
2.63%-2.85%, due 7/16/24-3/12/25, value $27,423,060,
$106,404,000 Federal Home Loan Bank, 0%-2.47%, due
5/1/14-5/23/33, value $101,900,321, $2,210,000
Federal Home Loan Mortgage Corp., 1.25%, due 10/30/18,
value $2,211,535, $11,987,000 Federal National Mortgage
Association, 0.75%-3.40%, value $10,802,632, $400,000
Financing Corp., 0%, due 10/6/17, value $378,984
and $192,690,000 U.S. Treasury Notes, 0.25%-1.25%,
due 9/30/15-2/28/17, value $193,784,919)	0.08	330,000,000	330,000,000
RBS Securities, Inc.
dated 10/31/13, due 11/1/13 in the amount of
$150,000,333 (fully collateralized by $128,185,000
U.S. Treasury Inflation Protected Securities,
0.13%-2%, due 1/15/16-4/15/16, value $153,000,196)	0.08	150,000,000	150,000,000
SG Americas Securities, LLC
dated 10/31/13, due 11/1/13 in the amount of
$850,001,889 (fully collateralized by $326,177,100
U.S. Treasury Bills, 1/16/14-4/3/14, value
$326,148,852, $241,022,300 U.S. Treasury Inflation
Protected Securities, 0.13%, due 4/15/17, value
$256,880,517 and $264,746,600 U.S. Treasury Notes,
0.25%-3.13%, due 2/28/15-4/30/17, value $283,970,636)	0.08	850,000,000	850,000,000
Societe Generale
dated 10/31/13, due 11/1/13 in the amount of
$250,000,625 (fully collateralized by $81,669,000
Federal Farm Credit Bank, 0.18%-4.88%, due
7/15/14-1/17/17, value $88,318,928, $3,417,000
Federal Home Loan Mortgage Corp., 5.05%, due 1/26/15,
value $3,664,354, $29,740,000 Federal National
Mortgage Association, 2.13%-3%, due 9/16/14-10/21/15,
value $30,720,885, $94,242,000 Resolution Funding Corp.,
0%, due 7/15/20-1/15/26, value $73,543,111 and $50,000,000
Tennessee Valley Authority, 5.50%, due
7/18/17, value $58,753,305)	0.09	250,000,000	250,000,000

Total Repurchase Agreements
(cost $5,860,000,000)			5,860,000,000
Total Investments (cost $16,626,072,627)		101.5%	16,626,072,627
Liabilities, Less Cash and Receivables		(1.5%)	(239,730,869)
Net Assets		100.0%	16,386,341,758

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	16,626,072,627
Level 3 - Significant Unobservable Inputs	-
Total	16,626,072,627

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
October 31, 2013 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--63.1%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
11/4/13	0.01	100,000,000		99,999,917
11/8/13	0.01	20,000,000		19,999,961
11/12/13	0.11	50,000,000	a	50,011,944
11/18/13	0.02	254,837,000		254,834,593
11/22/13	0.03	20,000,000		19,999,650
12/4/13	0.04	50,000,000		49,998,167
12/5/13	0.04	50,000,000		49,998,111
12/12/13	0.03	25,000,000		24,999,146
12/18/13	0.10	25,000,000		24,996,736
1/14/14	0.08	25,000,000		24,995,889
1/22/14	0.04	75,000,000		74,993,167
1/23/14	0.25	75,000,000	a	74,998,299
1/24/14	0.05	50,000,000		49,994,167
1/29/14	0.09	25,000,000		24,994,438
2/14/14	0.09	90,000,000		89,976,375
2/19/14	0.16	100,000,000	a	99,996,986
Federal Home Loan Bank:
11/1/13	0.13	50,000,000	a	50,000,000
11/7/13	0.12	100,000,000	a	99,997,350
11/8/13	0.10	23,000,000		22,999,575
11/15/13	0.02	175,000,000		174,998,979
11/19/13	0.10	27,244,000		27,242,706
11/20/13	0.10	63,550,000		63,546,814
11/22/13	0.10	47,400,000		47,397,373
11/27/13	0.05	50,800,000		50,798,166
11/29/13	0.04	151,293,000		151,288,293
12/2/13	0.07	75,000,000		74,995,479
12/4/13	0.10	87,600,000		87,591,970
12/11/13	0.06	100,000,000		99,993,889
12/13/13	0.04	218,900,000		218,888,903
12/18/13	0.06	135,090,000		135,080,300
12/20/13	0.05	63,000,000		62,995,713
12/26/13	0.04	63,000,000		62,996,150
2/26/14	0.07	297,650,000		297,582,285
2/28/14	0.07	82,000,000		81,980,910
3/7/14	0.07	25,000,000		24,993,875
Tennessee Valley Authority:
11/21/13	0.03	100,000,000		99,998,333
12/12/13	0.05	96,000,000		95,994,533
Total U.S. Government Agencies
(cost $3,066,149,142)				3,066,149,142

U.S. Treasury Bills--22.3%
11/7/13	0.02	257,000,000		256,999,229
11/21/13	0.01	359,000,000		358,997,172

11/29/13	0.05	250,000,000	249,989,500
12/12/13	0.03	219,000,000	218,992,517
Total U.S. Treasury Bills
(cost $1,084,978,418)			1,084,978,418

U.S. Treasury Notes--14.6%
11/15/13	0.05	50,000,000	50,079,849
11/30/13	0.09	50,000,000	50,079,808
1/31/14	0.06	125,000,000	125,521,810
2/15/14	0.14	100,000,000	100,322,693
3/15/14	0.04	50,000,000	50,224,475
3/31/14	0.09	165,000,000	165,111,497
4/30/14	0.07	120,000,000	120,106,651
5/31/14	0.09	50,000,000	50,614,998
Total U.S. Treasury Notes
(cost $712,061,781)			712,061,781
Total Investments (cost $4,863,189,341)		100.0%	4,863,189,341
Cash and Receivables (Net)		.0%	1,336,546
Net Assets		100.0%	4,864,525,887

a Variable rate security--interest rate subject to periodic change.

At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,863,189,341
Level 3 - Significant Unobservable Inputs	-
Total	4,863,189,341

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	December 18, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)